Share capital (Details 3) - Warrant continuity schedule [Member] - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Statement [Line Items]
Balance at beginning (in shares)	912,841	912,841	912,841	912,841
Beginning balance, amount	$ 113	$ 138	$ 155	$ 1,489
Fair value adjustment	$ 138	$ (25)	$ (17)	$ (1,334)
Balance at ending (in shares)	912,841	912,841	912,841	912,841
Ending balance, amount	$ 251	$ 113	$ 138	$ 155